ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Nov. 30, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]
4.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2012	2011
Accounts payable and accrued liabilities are comprised of the following:

Trade payables	$-	$450,143
Accrued liabilities	150,368	118,852
	$150,368	$568,995

Accrued liabilities relate primarily to professional fees.